License Agreements (Details Narrative)	1 Months Ended			4 Months Ended	12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 ZAR (R)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Research and development expense			$ 100,000
Royalties percentage			10.00%
Acquired assets		R 6,000,000		$ 2,988,210	$ 4,473,164
Turnkey Contract [Member]
Research and development expense	$ 100,000
Deferred payment	300,000
Acquired assets	$ 354,000